AMORTIZATION OF INTANGIBLE ASSETS Narrative (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Goodwill and Intangible Assets Disclosure [Abstract]
Intangible amortization expense	$ 7,087	$ 7,737	$ 20,533
Weighted average useful life	1 year 9 months